EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE
Cost of sales	R$ (63,661,156)	R$ (57,527,721)	R$ (37,884,102)
Selling expenses	(733,026)	(715,830)	(512,950)
General and administrative expenses	(1,454,592)	(1,390,121)	(1,017,435)
Other operating income	246,313	979,760	1,763,684
Other operating expenses	(210,042)	(460,029)	(645,985)
Eletrobras compulsory loan recovery		1,391,280
Results in operations with subsidiary and joint ventures		(162,913)
Impairment of financial assets	(81)	357	(64,132)
Impairment of non-financial assets	0	0	(411,925)
Total Expenses	R$ (65,812,584)	R$ (57,885,217)	R$ (38,772,845)